                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4253
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                      MFS GOVERNMENT LIMITED MATURITY FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: 12/31/03
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                       Date of reporting period: 12/31/03
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
ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
ANNUAL REPORT 12/31/03

[graphic omitted]

MFS(R) GOVERNMENT
LIMITED MATURITY FUND
A path for pursuing opportunity

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call
1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
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NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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

MFS(R) GOVERNMENT LIMITED MATURITY FUND

The fund seeks to preserve capital and provide high current income (compared to a portfolio entirely invested in money market instruments).

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To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
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TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           9
----------------------------------------------------
FINANCIAL STATEMENTS                              12
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     20
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      29
----------------------------------------------------
TRUSTEES AND OFFICERS                             30
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      32
----------------------------------------------------
FEDERAL TAX INFORMATION                           33
----------------------------------------------------
CONTACT INFORMATION                               34
----------------------------------------------------
ASSET ALLOCATION                                  35

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]


In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    January 16, 2004

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as his successor. Also, on February 6, 2004, Robert J. Manning was appointed MFS Chief Executive Officer, President, and Chief Investment Officer.

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MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

Throughout the period, short-term interest rates were largely unchanged as the Federal Reserve Board pursued an accommodative monetary policy designed to stimulate the U.S. economy. However, intermediate-term interest rates rose during June and July. For example, yields on two-year Treasury securities were up slightly more than 33 basis points (0.33%), those of five-year Treasury notes were up nearly 50 basis points (0.50%), and 10-year bonds rose almost 46 basis points (0.46%). Also during the period, mortgage rates fell to historically low levels in June but then began to rise as the summer progressed.

In our view, the U.S. economy moved out of a period of uncertainty and into a period where investors began to wonder how much the economy would recover instead of if it would recover. In the third quarter, the U.S. gross domestic product increased 7.2% and surprised investors and economists alike. Most attributed the unexpected rise to a variety of factors, including the Fed's accommodative monetary policy, a cash infusion from the child tax rebates, and a general improvement in business and consumer sentiment.

------------------------------------------------
PORTFOLIO STRUCTURE AS OF 12/31/03

U.S. TREASURIES                            38.4%
------------------------------------------------
MORTGAGE BACKED                            29.4%
------------------------------------------------
U.S. GOVERNMENT AGENCY                     25.3%
------------------------------------------------
RESIDENTIAL MORTGAGE BACKED                 5.3%
------------------------------------------------
CASH & OTHER                                1.6%
------------------------------------------------
The portfolio is actively managed, and current
allocations may be different.
------------------------------------------------

DETRACTORS FROM PERFORMANCE

During the period, historically low mortgage rates and record refinancing resulted in a boom in prepayments. (Prepayments occur when homeowners redeem their mortgages before maturity in order to refinance at lower rates, and mortgage-backed security holders like the fund must then reinvest the proceeds at lower prevailing rates.) Prepayments weighed heavily on the fund, which proved to be a significant detractor from performance for the period.

Mortgage rates bottomed in June when the average commitment rate from Freddie Mac (Federal Home Loan Mortgage Corporation) reached 5.25% for a 30-year fixed mortgage. By the end of December, the average rate was still only roughly 5.81%.

In the months leading up to the June low, the fund's mortgage-backed securities had performed reasonably well, but along with other fixed income securities, were exceptionally volatile after mid-summer, as mortgage holders continued to take advantage of historically low rates.

While we maintained a stake in mortgage-backed securities, we gradually decreased the fund's weighting in these securities during the second half of the year.

In addition, our relative underweighting in agency securities held back the portfolio's performance; as these instruments generally performed well over the period.

CONTRIBUTORS TO PERFORMANCE

Overall, the portfolio delivered more yield than a similar universe of fixed-income instruments. Throughout the year, we tried to find and hold securities that provided a yield advantage, as evidenced by our allocation of only 18% and 38% to U.S. Treasuries at the beginning and end of the period, respectively. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

While we were relatively underweight in agencies, the fund did benefit from select short-term, conservative, holdings issued by government agencies such as Fannie Mae (Federal National Mortgage Association) and Freddie Mac and by other "AAA"-rated issuers. As always, these holdings satisfied the strict federal eligibility requirements for investments by banks and credit unions.

    Respectfully,

/s/ James Calmas

    James Calmas
    Portfolio Manager, on behalf of the MFS(R) Fixed-Income Management Team

Note to shareholders: Effective August 14, 2003, Richard D. Smith is no longer the portfolio manager of the fund. The fund is managed by the MFS Fixed Income Strategy Group, a team of senior members from our fixed income department, which includes Peter C. Vaream, James J. Calmas, Joseph C. Flaherty, Jr., Michael W. Roberge, Matthew W. Ryan, and James T. Swanson.

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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.

-------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio management team and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

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PERFORMANCE SUMMARY THROUGH 12/31/03
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended 12/31/03.)

                            MFS Government        Lehman Brothers
                         Limited Maturity Fund   One-to- Three Year
                            - Class A           Government Index

          12/93              $ 9,750                 $10,000
          12/95               10,679                  11,141
          12/97               11,690                  12,486
          12/99               12,718                  13,752
          12/01               14,639                  16,146
          12/03               15,595                  17,461

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                        Class
   Share class      inception date     1-yr       3-yr       5-yr      10-yr
------------------------------------------------------------------------------
        A             9/26/1988          0.73%      4.46%      4.64%     4.81%
------------------------------------------------------------------------------
        B              9/7/1993         -0.07%      3.62%      3.81%     3.95%
------------------------------------------------------------------------------
        C              8/1/1994         -0.14%      3.56%      3.73%     3.95%
------------------------------------------------------------------------------
        I              1/2/1997          1.05%      5.16%      5.17%     5.08%

  Comparative Benchmarks

--------------------
  Average annual
--------------------

------------------------------------------------------------------------------
Average short-term U.S. government
fund+                                    1.27%      4.49%      4.63%     4.98%
------------------------------------------------------------------------------
Lehman Brothers One- to Three-Year
Government Index#                        2.01%      5.49%      5.51%     5.73%
------------------------------------------------------------------------------

   Share class

--------------------
  Average annual
 with sales charge
--------------------

------------------------------------------------------------------------------
        A                               -1.78%      3.59%      4.11%     4.54%
------------------------------------------------------------------------------
        B                               -3.94%      2.69%      3.48%     3.95%
------------------------------------------------------------------------------
        C                               -1.11%      3.56%      3.73%     3.95%
------------------------------------------------------------------------------
I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                                0.73%     14.00%     25.45%    59.95%
------------------------------------------------------------------------------
        B                               -0.07%     11.27%     20.58%    47.32%
------------------------------------------------------------------------------
        C                               -0.14%     11.07%     20.09%    47.37%
------------------------------------------------------------------------------
        I                                1.05%     16.29%     28.69%    64.18%
------------------------------------------------------------------------------
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS ONE- TO THREE-YEAR GOVERNMENT INDEX - measures the performance of the short-term (1 to 3 years) government bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 2.50% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS - 12/31/03
------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.4%
-----------------------------------------------------------------------------------------------------
                                                          PRINCIPAL AMOUNT
ISSUER                                                     (000 Omitted)                      $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 98.4%
-----------------------------------------------------------------------------------------------------
Residential Mortgage Backed - 5.3%
-----------------------------------------------------------------------------------------------------
Impac CMB Trust, 1.461s, 2033                                         $9,318               $9,305,975
-----------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 1.481s, 2043                     11,040               10,985,989
-----------------------------------------------------------------------------------------------------
Washington Mutual, 2.83s, 2033                                         3,296                3,295,325
-----------------------------------------------------------------------------------------------------
Washington Mutual, 3.11s, 2033                                         8,000                8,013,600
-----------------------------------------------------------------------------------------------------
                                                                                          $31,600,889
-----------------------------------------------------------------------------------------------------
Mortgage Backed - 29.4%
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 7.5s, 2015                                    $2,478               $2,648,398
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 1.463s, 2026                        15,000               15,025,781
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 1.613s, 2031                        10,983               11,006,941
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 3.108s, 2035                         2,600                2,587,000
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.5s, 2008                           3,995                4,109,299
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6s, 2016-2017                       19,508               20,342,511
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 3.566s, 2033                          5,956                6,031,809
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 3.677s, 2033                          7,633                7,748,449
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 3.763s, 2033                          8,468                8,491,439
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 4.5s, 2009-2010                      20,653               20,958,146
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5s, 2021                              6,000                6,245,625
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2014-2018                      26,300               27,324,960
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2017                              9,116                9,573,184
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2016                           12,981               13,775,592
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.65s, 2008                           7,242                7,565,617
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7s, 2015                              7,495                8,018,499
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 4s, 2032                           2,673                2,739,240
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 5.204s, 2014                       1,032                1,079,181
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8s, 2015                             116                  126,027
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.5s, 2010                           348                  381,977
-----------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 9s, 2004-2007                        289                  311,598
-----------------------------------------------------------------------------------------------------
                                                                                         $176,091,273
-----------------------------------------------------------------------------------------------------

U.S. Government Agencies - 25.3%
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.5s, 2006                                   $26,000              $26,209,560
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.125s, 2006                                  15,000               15,958,695
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.875s, 2005                        15,000               15,847,050
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 2.75s, 2006                         10,000               10,091,750
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2004                            9,600                9,911,395
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7s, 2005                             31,000               33,489,889
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.125s, 2005                         15,500               16,479,771
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 3.25s, 2007                          10,000               10,063,320
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5s, 2007                             13,000               13,876,928
-----------------------------------------------------------------------------------------------------
                                                                                         $151,928,358
-----------------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 38.4%
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6s, 2004                                        $20,000              $20,604,680
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.5s, 2005                                       36,000               35,971,884
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75s, 2005                                       7,000                7,515,704
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.875s, 2005                                      5,000                5,380,275
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5s, 2005                                       19,000               20,497,732
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75s, 2005                                      27,450               29,427,251
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375s, 2006                                     27,100               27,246,096
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5s, 2006                                       20,000               20,672,660
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.625s, 2006                                     18,200               19,289,161
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5s, 2006                                       23,000               25,618,941
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875s, 2006                                     11,200               12,450,816
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7s, 2006                                          5,000                5,600,585
-----------------------------------------------------------------------------------------------------
                                                                                         $230,275,785
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $582,316,352)                                              $589,896,305
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.1%
-----------------------------------------------------------------------------------------------------
  Goldman Sachs dated 12/31/03, due 1/02/04, total to
  be received $6,486,357 (secured by various U.S.
  Treasury and Federal Agency obligations in a jointly
  traded account), at Cost                                            $6,486               $6,486,000
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 23.7%
-----------------------------------------------------------------------------------------------------

ISSUER                                                                SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at
Amortized Cost                                                   142,452,848             $142,452,848
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $731,255,200)                                        $738,835,153
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (23.2)%                                                 (139,372,016)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $599,463,137
-----------------------------------------------------------------------------------------------------

All or a portion of this security is on loan.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 12/31/03

ASSETS

Investments, at value, including $139,608,566 of securities
on loan (identified cost, $731,255,200)                           $738,835,153
-----------------------------------------------------------------------------------------------------
Cash                                                                       722
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        596,255
-----------------------------------------------------------------------------------------------------
Interest receivable                                                  6,214,424
-----------------------------------------------------------------------------------------------------
Other assets                                                             1,591
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $745,648,145
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $1,578,975
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   1,802,289
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                         142,452,848
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                         6,567
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           32,762
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          99,177
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 212,390
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $146,185,008
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $599,463,137
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $634,466,893
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                               7,579,953
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (40,925,207)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income        (1,658,502)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $599,463,137
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  73,411,920
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                      $273,578,204
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                33,413,112
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $8.19
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/97.5X$8.19)                                                     $8.40
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares

  Net assets                                                      $201,557,457
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                24,703,777
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $8.16
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                      $124,327,455
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                15,295,028
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $8.13
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                            $20.81
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                       2.5
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $8.32
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 12/31/03

NET INVESTMENT INCOME

Interest income                                                                           $20,227,095
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                     $3,053,324
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 22,010
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         1,268,592
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                532,734
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              2,390,645
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              1,524,516
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     80,877
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         255,370
-----------------------------------------------------------------------------------------------------
  Printing                                                               68,023
-----------------------------------------------------------------------------------------------------
  Postage                                                                40,766
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          28,501
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             21,335
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         183,693
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $9,470,386
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (42,306)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $9,428,080
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $10,799,015
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Realized loss (identified cost basis) on investment
transactions                                                        $(2,489,999)
-----------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                     (6,466,512)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                           $(8,956,511)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                     $1,842,504
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                               2003                   2002

FROM OPERATIONS

Net investment income                                              $10,799,015            $18,425,934
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (2,489,999)             5,986,718
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                           (6,466,512)             7,846,794
---------------------------------------------------------   ------------------           ------------
Increase in net assets from operations                              $1,842,504            $32,259,446
---------------------------------------------------------   ------------------           ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

-----------------------------------------------------------------------------------------------------
  Class A                                                         $(13,677,815)          $(10,930,716)
-----------------------------------------------------------------------------------------------------
  Class B                                                           (7,913,287)            (4,773,193)
-----------------------------------------------------------------------------------------------------
  Class C                                                           (4,604,011)            (2,722,021)
-----------------------------------------------------------------------------------------------------
  Class I                                                                   (2)                    (4)
-----------------------------------------------------------------------------------------------------
In excess of net investment income
-----------------------------------------------------------------------------------------------------
  Class A                                                                   --             (3,805,932)
-----------------------------------------------------------------------------------------------------
  Class B                                                                   --             (1,661,963)
-----------------------------------------------------------------------------------------------------
  Class C                                                                   --               (947,772)
-----------------------------------------------------------------------------------------------------
  Class I                                                                   --                     (1)
-----------------------------------------------------------------------------------------------------
From paid-in capital
-----------------------------------------------------------------------------------------------------
  Class A                                                             (530,683)                    --
-----------------------------------------------------------------------------------------------------
  Class B                                                             (307,026)                    --
-----------------------------------------------------------------------------------------------------
  Class C                                                             (178,630)                    --
-----------------------------------------------------------------------------------------------------
  Class I                                                                   --*                    --
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(27,211,454)          $(24,841,602)
---------------------------------------------------------   ------------------           ------------
Net increase (decrease) in net assets from fund share
transactions                                                     $(186,138,563)          $330,754,629
---------------------------------------------------------   ------------------           ------------
Total increase (decrease) in net assets                          $(211,507,513)          $338,172,473
---------------------------------------------------------   ------------------           ------------

NET ASSETS

At beginning of period                                             810,970,650            472,798,177
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $1,658,502 and
$809,507, respectively)                                           $599,463,137           $810,970,650
-----------------------------------------------------------------------------------------------------
*Less than $1.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the annual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).

FOR YEARS ENDED 12/31

CLASS A                                              2003              2002              2001             2000            1999
Net asset value - beginning of period               $8.46             $8.35             $8.24            $8.14           $8.42
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)

  Net investment income                             $0.16             $0.28             $0.40            $0.50           $0.48
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                    (0.10)             0.19              0.17             0.10           (0.29)
---------------------------------------------   ---------      ------------      ------------      -----------     -----------
Total from investment operations                    $0.06             $0.47             $0.57            $0.60           $0.19
---------------------------------------------   ---------      ------------      ------------      -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.32)           $(0.27)           $(0.40)          $(0.50)         $(0.47)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --             (0.09)            (0.06)              --              --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                              (0.01)               --                --               --              --
---------------------------------------------------------      ------------      ------------      -----------     -----------
Total distributions declared to
shareholders                                       $(0.33)           $(0.36)           $(0.46)          $(0.50)         $(0.47)
---------------------------------------------   ---------      ------------      ------------      -----------     -----------
Net asset value - end of period                     $8.19             $8.46             $8.35            $8.24           $8.14
---------------------------------------------   ---------      ------------      ------------      -----------     -----------
Total return(%)(+)                                   0.73              5.76              7.00             7.57            2.31
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA:

Expenses##                                           0.81              0.79              0.81             0.81            0.81
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                             1.86              3.30              4.79             6.15            5.76
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    133               144               100              152             165
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $273,578          $396,984          $279,688         $185,701        $191,955
------------------------------------------------------------------------------------------------------------------------------

(S) As required, effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December
    31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.44%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 12/31

CLASS B                                              2003              2002              2001             2000            1999

Net asset value - beginning of period               $8.43             $8.33             $8.22            $8.12           $8.40
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)

  Net investment income                             $0.09             $0.20             $0.33            $0.43           $0.41
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                    (0.10)             0.20              0.17             0.10           (0.29)
---------------------------------------------   ---------      ------------      ------------      -----------     -----------
Total from investment operations                   $(0.01)            $0.40             $0.50            $0.53           $0.12
---------------------------------------------   ---------      ------------      ------------      -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.25)           $(0.22)           $(0.33)          $(0.43)         $(0.40)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --             (0.08)            (0.06)              --              --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                              (0.01)               --                --               --              --
---------------------------------------------   ---------      ------------      ------------      -----------     -----------
Total distributions declared to
shareholders                                       $(0.26)           $(0.30)           $(0.39)          $(0.43)         $(0.40)
---------------------------------------------   ---------      ------------      ------------      -----------     -----------
Net asset value - end of period                     $8.16             $8.43             $8.33            $8.22           $8.12
---------------------------------------------------------      ------------      ------------      -----------     -----------
Total return (%)                                    (0.07)             4.84              6.20             6.77            1.50
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA:

Expenses##                                           1.59              1.57              1.59             1.58            1.61
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                             1.06              2.47              3.99             5.39            4.96
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    133               144               100              152             165
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $201,557          $265,693          $121,405          $58,004         $71,472
------------------------------------------------------------------------------------------------------------------------------

(S) As required, effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December
    31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.44%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 12/31

CLASS C                                              2003              2002              2001             2000            1999

Net asset value - beginning of period               $8.40             $8.30             $8.19            $8.09           $8.38
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)

  Net investment income                             $0.08             $0.20             $0.31            $0.42           $0.41
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                    (0.09)             0.19              0.18             0.10           (0.30)
---------------------------------------------   ---------      ------------      ------------      -----------     -----------
Total from investment operations                   $(0.01)            $0.39             $0.49            $0.52           $0.11
---------------------------------------------   ---------      ------------      ------------      -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.25)           $(0.22)           $(0.31)          $(0.42)         $(0.40)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --             (0.07)            (0.07)              --              --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                              (0.01)               --                --               --              --
---------------------------------------------   ---------      ------------      ------------      -----------     -----------
Total distributions declared to
shareholders                                       $(0.26)           $(0.29)           $(0.38)          $(0.42)         $(0.40)
---------------------------------------------   ---------      ------------      ------------      -----------     -----------
Net asset value - end of period                     $8.13             $8.40             $8.30            $8.19           $8.09
---------------------------------------------   ---------      ------------      ------------      -----------     -----------
Total return (%)                                    (0.14)             4.79              6.14             6.71            1.33
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA:

Expenses##                                           1.66              1.64              1.66             1.66            1.66
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                             0.96              2.39              3.80             5.31            4.91
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    133               144               100              152             165
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $124,327          $148,294           $71,705          $19,769         $23,642
------------------------------------------------------------------------------------------------------------------------------

(S) As required, effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December
    31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.44%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

Financial Highlights - continued

FOR YEARS ENDED 12/31

CLASS I                                                2003             2002            2001            2000            1999

Net asset value - beginning of period                 $8.58            $8.36           $8.24           $8.12           $8.40
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)

  Net investment income                               $0.26            $0.36           $0.43           $0.50           $0.51
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                         (0.17)            0.23            0.16            0.12           (0.31)
---------------------------------------------   -----------        ---------       ---------       ---------       ---------
Total from investment operations                      $0.09            $0.59           $0.59           $0.62           $0.20
---------------------------------------------   -----------        ---------       ---------       ---------       ---------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                         $(0.35)          $(0.27)         $(0.43)         $(0.50)         $(0.48)
----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                     --            (0.10)          (0.04)             --              --
----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                   --++++           --              --              --              --
---------------------------------------------   -----------        ---------       ---------       ---------       ---------
Total distributions declared to shareholders         $(0.35)          $(0.37)         $(0.47)         $(0.50)         $(0.48)
---------------------------------------------   -----------        ---------       ---------       ---------       ---------
Net asset value - end of period                       $8.32            $8.58           $8.36           $8.24           $8.12
---------------------------------------------   -----------        ---------       ---------       ---------       ---------
Total return (%)                                       1.05             7.26            7.29            8.00            2.46
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA:

Expenses##                                             0.04###          0.64            0.66            0.66            0.66
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                               3.17             4.10            5.13            6.30            5.91
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      133              144             100             152             165
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $--+++           $--+++          $--+++          $--+++          $--+++
----------------------------------------------------------------------------------------------------------------------------

 (S) As required, effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December
     31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.44%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 +++ Net assets were less than $500.
++++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 ### Expense ratio is not in correlation with contractual fee arrangement due  to the small size of Class I assets. MFS is
     Class I's sole shareholder.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Government Limited Maturity Fund (the fund) is organized as a
Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SECURITY LOANS - State Street Bank and Trust Company (State Street), as lending agent, may loan the securities of the fund to certain qualified institutions (the Borrowers) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in a money market fund and/or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than .01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                          DECEMBER 31, 2003  DECEMBER 31, 2002

Distributions declared from:

------------------------------------------------------------------------------
Ordinary income                                 $26,195,115        $24,841,602
--------------------------------------------------------------------------------
Tax return of capital                             1,016,339                 --
--------------------------------------------------------------------------------
Total distributions declared                    $27,211,454        $24,841,602
--------------------------------------------------------------------------------

During the year ended December 31, 2003 accumulated distributions in excess of net investment income decreased by $15,563,444, accumulated net realized loss on investments increased by $12,244,685, and paid-in capital decreased by $3,318,759 due to differences between book and tax accounting for mortgage-backed securities, amortization and accretion on debt securities and capital losses. In addition, $1,016,339 was designated a tax return of capital distribution. This change had no effect on the net assets or net asset value per share.

As of December 31, 2003 the components of accumulated losses on a tax basis were as follows:

      Capital loss carryforward                            $(27,497,065)
      ------------------------------------------------------------------
      Post October capital loss deferral                     (1,344,070)
      ------------------------------------------------------------------
      Unrealized depreciation                                (4,504,119)
      ------------------------------------------------------------------
      Other temporary differences                            (1,658,502)
      ------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2011.

      EXPIRATION DATE

      December 31, 2004                                     $(4,284,511)
      ------------------------------------------------------------------
      December 31, 2005                                      (3,064,412)
      ------------------------------------------------------------------
      December 31, 2007                                      (5,108,829)
      ------------------------------------------------------------------
      December 31, 2008                                      (5,065,807)
      ------------------------------------------------------------------
      December 31, 2011                                      (9,973,506)
      ------------------------------------------------------------------
      Total                                                $(27,497,065)
      ------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees (Trustees) in the form of both retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase of $93 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $4,541 for inactive trustees for the year ended December 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

      First $2 billion                                           0.0175%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0130%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0005%
      ------------------------------------------------------------------
      In excess of $7 billion                                    0.0000%
      ------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $53,739 for the year ended December 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund respectively. The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                    CLASS A         CLASS B         CLASS C

Distribution Fee                      0.10%           0.75%           0.75%
-----------------------------------------------------------------------------
Service Fee                           0.25%           0.25%           0.25%
-----------------------------------------------------------------------------
Total Distribution Plan               0.35%           1.00%           1.00%
-----------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended December 31, 2003, amounted to:

                                    CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD         $20,316            $778            $622
-----------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended December 31, 2003, were as follows:

                                    CLASS A         CLASS B         CLASS C

Effective Annual Percentage Rates     0.15%           0.93%           1.00%
-----------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the trust may determine. Payment of the 0.10% per annum portion of the Class A service fee that is not currently being charged will be implemented on such date as the Trustees of the trust may determine.

Except in the case of the 0.25% per annum Class B service fee paid by the fund upon the sale of Class B shares in the first year, the fee is set at 0.15% and may be increased to a maximum of 0.25% per annum on such date as the Trustees of the trust may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended December 31, 2003, were as follows:

                                            CLASS A      CLASS B     CLASS C

Contingent Deferred Sales Charges Imposed   $43,899     $918,360    $103,451
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $819,272 for the year ended December 31, 2003. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $154,451 for the year ended December 31, 2003, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                 PURCHASES              SALES

U.S. government securities                    $874,588,444       $270,479,276
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)   $96,332,875       $876,896,940
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                          $743,339,273
--------------------------------------------------------------------------------
Gross unrealized depreciation                            $(6,598,951)
--------------------------------------------------------------------------------
Gross unrealized appreciation                              2,094,831
--------------------------------------------------------------------------------
Net unrealized depreciation                              $(4,504,120)
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Year ended 12/31/2003                 Year ended 12/31/2002
                                       SHARES             AMOUNT             SHARES             AMOUNT
CLASS A SHARES
Shares sold                            29,424,253        $246,124,277        64,950,859        $545,663,283
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions           1,270,007          10,597,517         1,168,169           9,809,511
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (44,221,608)       (368,325,737)      (52,667,634)       (442,366,874)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)               (13,527,348)      $(111,603,943)       13,451,394        $113,105,920
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                             9,437,604         $78,822,358        25,398,794        $213,008,980
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             727,333           6,046,195           470,589           3,944,790
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (16,988,563)       (140,538,288)       (8,919,500)        (74,683,434)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (6,823,626)       $(55,669,735)       16,949,883        $142,270,336
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                             7,573,935         $63,027,761        15,305,207        $127,765,519
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             363,842           3,011,871           224,289           1,872,142
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (10,305,283)        (84,904,413)       (6,506,789)        (54,259,291)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (2,367,506)       $(18,864,781)        9,022,707         $75,378,370
--------------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                                     2                 $20                --                 $--
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   *                   1                  *                   3
--------------------------------------------------------------------------------------------------------------
Shares reacquired                             (14)               (125)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       (12)              $(104)                 *                  $3
--------------------------------------------------------------------------------------------------------------
*Amount is less than 1 share.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $5,454 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

(7) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the investment adviser to the fund, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which will be funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant with consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS will also pay an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS will establish a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley) settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies reported to be on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its directed brokerage and revenue-sharing arrangements with various distributors of its products, including Morgan Stanley. MFS is cooperating with the SEC's investigation, which is ongoing. The outcome of this investigation is not yet determinable and may result in sanctions, compensation payments or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of MFS Government Limited Maturity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Government Limited Maturity Fund (the Fund), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Government Limited Maturity Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                              ERNST & YOUNG LLP

Boston, Massachusetts
February 6, 2004

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Government Limited
Maturity Fund, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JOHN W. BALLEN(2)(5) (born 09/12/59)                     DAVID H. GUNNING(4) (born 05/30/42)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Cleveland-Cliffs Inc. (mining products and service
Executive Officer and Director                           provider), Vice Chairman/Director (since April
                                                         2001); Encinitos Ventures (private investment
ROBERT J. MANNING(2)(7) (born 10/20/63)                  company), Principal (1997 to April 2001); Lincoln
Trustee                                                  Electric Holdings, Inc. (welding equipment
Massachusetts Financial Services Company, Chief          manufacturer), Director; Southwest Gas Corporation
Executive Officer, President, Chief Investment           (natural gas distribution company), Director
Officer and Director
                                                         WILLIAM R. GUTOW (born 09/27/41)
KEVIN R. PARKE(2)(5) (born 12/14/59)                     Trustee
Trustee                                                  Private investor and real estate consultant;
Massachusetts Financial Services Company,                Capitol Entertainment Management Company (video
President, Chief Investment Officer and Director         franchise), Vice Chairman

ROBERT C. POZEN(2)(7) (born 08/08/46)                    AMY B. LANE(4) (born 02/08/53)
Trustee                                                  Trustee
Massachusetts Financial Services Company, Chairman       Retired; Merrill Lynch & Co., Inc., Managing
(since February 2004); Harvard Law School                Director, Investment Banking Group (1997 to
(education), John Olin Visiting Professor (since         February 2001); Borders Group, Inc. (book and music
July 2002); Secretary of Economic Affairs, The           retailer), Director; Federal Realty Investment
Commonwealth of Massachusetts (January 2002 to           Trust (real estate investment trust), Trustee
December 2002); Fidelity Investments, Vice Chairman
(June 2000 to December 2001); Fidelity Management &      ABBY M. O'NEILL(3) (born 04/27/28)
Research Company (investment adviser), President         Trustee
(March 1997 to July 2001); The Bank of New York          Private investor; Rockefeller Financial Services,
(financial services), Director; Bell Canada              Inc. (investment advisers), Chairman and Chief
Enterprises (telecommunications), Director; Telesat      Executive Officer
(satellite communications), Director.
                                                         LAWRENCE T. PERERA (born 06/23/35)
JEFFREY L. SHAMES(2)(6) (born 06/02/55)                  Trustee
Trustee                                                  Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
                                                         WILLIAM J. POORVU (born 04/10/35)
INDEPENDENT TRUSTEES                                     Trustee
                                                         Private investor; Harvard University Graduate
J. ATWOOD IVES (born 05/01/36)                           School of Business Administration, Class of 1961
Co-Chair                                                 Adjunct Professor in Entrepreneurship Emeritus; CBL
Private investor; KeySpan Corporation (energy            & Associates Properties, Inc. (real estate
related services), Director; Eastern Enterprises         investment trust), Director
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)        J. DALE SHERRATT (born 09/23/38)
                                                         Trustee
WARD SMITH (born 09/13/30)                               Insight Resources, Inc. (acquisition planning
Co-Chair                                                 specialists), President; Wellfleet Investments
Private investor                                         (investor in health care companies), Managing
                                                         General Partner (since 1993); Cambridge
LAWRENCE H. COHN, M.D. (born 03/11/37)                   Nutraceuticals (professional nutritional products),
Trustee                                                  Chief Executive Officer (until May 2001)
Brigham and Women's Hospital, Chief of Cardiac
Surgery; Harvard Medical School, Professor of            ELAINE R. SMITH (born 04/25/46)
Surgery                                                  Trustee
                                                         Independent health care industry consultant

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003.
(4) Appointed Trustee on January 27, 2004.
(5) Resigned February 6, 2004.
(6) Resigned on February 13, 2004.
(7) Appointed Trustee on February 24, 2004.

Trustees and Officers - continued

OFFICERS
JOHN W. BALLEN(2) (born 09/12/59)                        RICHARD M. HISEY (born 08/29/58)
Trustee and President                                    Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Senior
Executive Officer and Director                           Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to July
JAMES R. BORDEWICK, JR. (born 03/06/59)                  2002); Lexington Global Asset Managers, Inc.,
Assistant Secretary and Assistant Clerk                  Executive Vice President and Chief Financial
Massachusetts Financial Services Company, Senior         Officer (prior to September 2000); Lexington Funds,
Vice President and Associate General Counsel             Treasurer (prior to September 2000)

STEPHEN E. CAVAN (born 11/06/53)                         ROBERT J. MANNING(3) (born 10/20/63)
Secretary and Clerk                                      President
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Chief
Vice President, General Counsel and Secretary            Executive Officer, President, Chief Investment
                                                         Officer and Director
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President (prior      JAMES O. YOST (born 06/12/60)
to November 2002)                                        Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
ROBERT R. FLAHERTY (born 09/18/63)                       Vice President
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as a Trustee of the Trust continually since originally appointed until February 13, 2004.
Messrs. Cohn, Sherratt and Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Gutow, Ives, Perera and Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee of the Trust from January 1, 2002 until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as
Trustees since February 24, 2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
---------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Ernst & Young LLP
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGERS
James Calmas(1)              Matthew W. Ryan(1)
Joseph C. Flaherty, Jr.(1)   James T. Swanson(1)
Michael W. Roberge(1)        Peter C. Vaream(1)

(1) MFS Investment Management
(2) Resigned on February 6, 2004.
(3) Appointed President on February 6, 2004.

--------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. The prospectus contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees and charges involved, as well as other information about the fund. You should consider this information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
CONTACT INFORMATION
------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              GPA-ANN-2/04 59M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent accountants to the Registrant. In addition, E&Y may provide non-audit related services to the Registrant and/or to the Registrants' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Registrant ("MFS Related Entities").

For the fiscal years ended December 31, 2003 and 2002, audit fees billed to the Registrant by E&Y were as follows:

                                                                                         REGISTRANT'S
                                                                                          AUDIT FEES
                                                                                      ----------------
                  Fees billed by E&Y:                                                   2003      2002
                                                                                        ----      ----
                       MFS Government Limited Maturity Fund ....................      $21,250   $21,250

For the fiscal years ended December 31, 2003 and 2002, fees billed by E&Y for audit-related, tax and other services provided to the Registrant, MFS and MFS Related Entities were as follows:

                                                                                                                      TOTAL
                                             AUDIT-RELATED FEES(1)        TAX FEES(2)          ALL OTHER FEES(3)   NON-AUDIT FEES
    Fees billed by E&Y:                        2003        2002       2003         2002      2003       2002    2003        2002
                                               ----        ----       ----         ----      ----       ----    ----        ----
    To Government Limited Maturity Fund       $   0       $   0     $3,750     $  3,750     $   0      $   0     $3,750     $  3,750
    To MFS and MFS Related Entities               0           0          0      129,000         0          0          0      129,000
                                              -----       -----     ------     --------     -----      -----     ------     --------
                        Total fees billed     $   0       $   0     $3,750     $132,750     $   0      $   0     $3,750     $132,750
                                              -----       -----     ------     --------     -----      -----     ------     --------

(1) There were no Audit-Related services provided to the Registrant, MFS or MFS Related Entities by E&Y for the fiscal years ended
    December 31, 2003 and 2002.
(2) Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. This category includes fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of the Registrant's original and amended tax returns, tax advice and consultation on mutual fund capital structures, investment securities, preferential dividend regulations and technical questions related to wash sale rules of the Internal Revenue Code.
(3) There were no services provided to the Registrant, MFS or MFS Related Entities by E&Y for the fiscal years ended December 31,
    2003 and 2002 other than audit, audit-related or tax services.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

         Pre-approval is needed for all planned and anticipated audit and permissible non-audit services rendered to the Registrant and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and/or financial reporting of the Registrant. In the event such services arise between regular meetings of the Audit Committee and it is not practical to seek pre-approval at the next regular meeting of the Audit Committee, such services may be referred to the Chair of the Audit Committee for approval; provided that, the Chair may not approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and MFS and MFS Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not required at this time. [Required for reporting periods ending after January 1, 2004 (beginning with N-CSR's filed at the end of March 2004, for January 31, 2004 reporting period).]

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GOVERNMENT LIMITED MATURITY FUND



By (Signature and Title)*  ROBERT J. MANNING
                           -----------------------------------------
                           Robert J. Manning, President

Date:    February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                           -----------------------------------------
                           Robert J. Manning, President (Principal
                           Executive Officer)

Date:    February 23, 2004



By (Signature and Title)*  RICHARD M. HISEY
                           -----------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date:    February 23, 2004


* Print name and title of each signing officer under his or her signature.